Cash, balances with banks and cash equivalents (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash and due from banks in domestic currency		R$ 14,734,228	R$ 12,939,852
Cash and due from banks in foreign currency		4,877,776	2,088,498
Interbank investments	[1]	90,612,803	141,025,717
Investments in gold		823	375
Total		R$ 110,225,630	R$ 156,054,442	R$ 181,230,427	R$ 147,261,434

[1]	Refers to operations with maturity date on the effective date of investment equal to or less than 90 days and insignificant risk of change in the fair value. Of this amount, R$60,443,537 thousand (2017 - R$123,691,195 thousand) refers to Financial assets pledged as collateral.